PROPERTY AND EQUIPMENTS (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 14,837,122	$ 12,475,919
Less: Accumulated depreciation and amortization	(6,726,401)	(6,074,117)
Property and equipment, net	8,110,721	6,401,802
Laboratory Manufacturing and Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,255,286	7,593,017
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	234,634	209,551
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	49,804	49,804
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	66,855	66,855
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,230,543	$ 4,556,692